Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Net premiums earned		$ 49,241.2	$ 44,368.7	$ 39,261.6
Investment income		1,260.3	860.9	936.6
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales		196.5	614.3	914.7
Net holding period gains (losses) on securities		(2,100.1)	899.9	715.3
Net impairment losses recognized in earnings		(8.6)	(5.0)	0.0
Debt and Equity Securities, Gain (Loss)		(1,912.2)	1,509.2	1,630.0
Fees and other revenues		722.1	691.8	603.5
Service revenues		299.3	271.4	226.4
Total revenues		49,610.7	47,702.0	42,658.1
Expenses
Losses and loss adjustment expenses		38,122.7	33,627.6	25,121.8
Policy acquisition costs		3,917.0	3,712.8	3,273.2
Other underwriting expenses		5,859.6	5,654.7	5,570.0
Policyholder credit expense		0.0	0.0	1,077.4
Investment expenses		24.3	25.5	20.0
Service expenses		296.7	252.8	205.5
Interest expense		243.5	218.6	217.0
Goodwill impairment	[1]	224.8	0.0	0.0
Total expenses		48,688.6	43,492.0	35,484.9
Net Income
Income before income taxes		922.1	4,210.0	7,173.2
Provision for income taxes		200.6	859.1	1,468.6
Net income		721.5	3,350.9	5,704.6
Changes in:
Total net unrealized gains (losses) on fixed-maturity securities		(2,842.5)	(891.1)	586.5
Net unrealized losses on forecasted transactions		0.4	0.7	0.8
Foreign currency translation adjustment		(0.6)	(0.6)	0.0
Other comprehensive income (loss)		(2,842.7)	(891.0)	587.3
Comprehensive income (loss)		(2,121.2)	2,459.9	6,291.9
Computation of Earnings Per Common Share
Net income		721.5	3,350.9	5,704.6
Less: Preferred share dividends		26.9	26.9	26.9
Net income available to common shareholders		$ 694.6	$ 3,324.0	$ 5,677.7
Average common shares outstanding - Basic		584.4	584.5	584.9
Net effect of dilutive stock-based compensation		2.7	2.6	2.7
Total average equivalent common shares - Diluted		587.1	587.1	587.6
Basic: Earnings per share (usd per share)		$ 1.19	$ 5.69	$ 9.71
Diluted: Earnings per share (usd per share)		$ 1.18	$ 5.66	$ 9.66

[1]	See Note 15 – Goodwill and Intangible Assets for further discussion.